COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012 are as follows:
2013	$ 270
2014	173
2015	19
Total	462
Lease expense	$ 462	$ 573	$ 873